Property, Plant and Equipment (Tables)	12 Months Ended
Mar. 31, 2020
Notes To Financial Statements [Abstract]
Schedule of Change in Asset Retirement Obligation [Table Text Block]	The following table summarizes the activity in the liability for asset retirement obligations.

Asset Retirement Obligations
Balance at March 31, 2018	$11,639
Liabilities incurred during the period	1,033
Accretion expense and change in estimate	385
Foreign currency and other	(671)
Balance at March 31, 2019	$12,386
Liabilities incurred during the period	94
Liabilities settled during the period	(168)
Accretion expense and change in estimate	453
Foreign currency and other	(251)
Balance at March 31, 2020	$12,514

Property, Plant and Equipment
We generally depreciate or deplete property, plant, and equipment over the useful lives presented in the following table:

Asset Type	Useful Life (years)
Land improvements	3-40
Buildings and leasehold improvements	2-50
Machinery and equipment	2-20
Information Systems	2-20
Radioisotope (cobalt-60)	20
Information related to the major categories of our depreciable assets is as follows:

March 31,	2020	2019
Land and land improvements (1)	$65,994	$63,522
Buildings and leasehold improvements	531,267	480,359
Machinery and equipment	682,488	656,956
Information systems	181,112	169,711
Radioisotope	508,593	483,080
Construction in progress (1)	159,731	133,689
Total property, plant, and equipment	2,129,185	1,987,317
Less: accumulated depreciation and depletion	(1,017,330)	(955,735)
Property, plant, and equipment, net	$1,111,855	$1,031,582
(1) Land is not depreciated. Construction in progress is not depreciated until placed in service.